Share-Based Payments - Summary of Fair Values and Key Assumptions Used for Valuing Grants Made Under Employee Saveshare Plans and ISP (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price	£ 2.49	£ 3.11	£ 3.57
Employee Saveshare Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value	0.41	0.56	0.72
Weighted average share price	2.08	2.96	4.22
Weighted average exercise price	£ 1.75	£ 2.50	£ 3.62
Employee Saveshare Plans [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected dividend yield	3.47%	3.12%	2.90%
Risk free rates	0.74%	0.10%	0.50%
Expected volatility	23.30%	23.10%	19.00%
Employee Saveshare Plans [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected dividend yield	3.83%	3.21%	3.40%
Risk free rates	1.07%	0.20%	0.80%
Expected volatility	25.80%	24.30%	21.50%
Incentive Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value	£ 1.56	£ 2.02	£ 3.28
Weighted average share price	£ 2.11	£ 2.81	£ 4.26
Risk free rates	0.70%	0.20%	0.60%
Expected volatility	23.50%	23.60%	21.80%